Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Pay vs Performance Table
Year	Summary Compensation Table Total Pay for CEO(1)(2)	CAP to CEO(3)	Average Summary Compensation Table Total Pay for other NEOs(1)(2)	Average CAP to other NEOs(3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income(5)	Nareit FFO Per Diluted Share
					TSR(4)	Peer Group TSR(4)
2023	$7,971,534	$6,290,205	$2,793,088	$2,342,056	$129.33	$117.03	$305,087	$2.04
2022	8,288,592	12,188,182	2,867,320	3,908,786	120.07	104.46	354,193	1.95
2021	8,359,959	20,628,728	2,481,650	6,116,075	128.91	119.43	270,187	1.75
2020	5,093,326	2,158,553	1,882,520	915,570	80.45	72.36	121,173	1.47

(1)
For each year shown, the CEO was James M. Taylor, Jr. and the other NEOs were Brian T. Finnegan, Mark T. Horgan, Steven F. Siegel and Angela M. Aman.

(2)
The values reflected in this column represent the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 64. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

	Reconciliation of Summary Compensation Total vs Compensation Actually Paid (CEO)
	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards as of 12/31	Plus Annual Change in Value of Prior Year Awards that Remain Unvested	Plus Change in Value of Prior Year Awards that Vest During Year	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
2023	$7,971,534	$4,401,670	$3,454,257	$(1,597,500)	$98,294	$765,290	$6,290,205
2022	8,288,592	4,724,860	4,827,817	3,123,784	(28,833)	701,683	12,188,182
2021	8,359,959	5,114,953	10,805,253	5,970,453	78,508	529,508	20,628,728
2020	5,093,326	2,945,001	3,076,057	(3,234,097)	(101,676)	269,943	2,158,553
	Reconciliation of Summary Compensation Total vs Compensation Actually Paid (other NEOs)
	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards as of 12/31	Plus Annual Change in Value of Prior Year Awards that Remain Unvested	Plus Change in Value of Prior Year Awards that Vest During Year	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
2023	$2,793,088	$1,403,027	$1,101,041	$(423,096)	$32,968	$241,082	$2,342,056
2022	2,867,320	1,506,022	1,538,830	803,999	(9,551)	214,211	3,908,786
2021	2,481,650	1,315,915	2,779,855	1,939,412	51,365	179,710	6,116,075
2020	1,882,520	987,797	1,031,752	(1,026,677)	(86,532)	102,303	915,570

(4)
Reflects the cumulative TSR of the Company and the FTSE Nareit Equity Shopping Centers Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022 and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(5)
Amounts in thousands.

SEC CAP COMPARED TO REALIZED PAY
The SEC-defined CAP data set forth in the table above does not reflect amounts actually realized by our named executive officers. A significant portion of the CAP amounts shown relate to changes in the values of unearned and/or unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. Specifically, as described in detail in the “Compensation Discussion and Analysis” section above, our performance equity awards are subject to multi-year performance conditions tied to relative and absolute TSR and are further subject to time-based vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.
The following table illustrates the significant difference between SEC-defined CAP and the pay actually realized by our named executive officers in a given year. Realized pay as set forth in this table is the aggregate value of cash compensation paid (computed consistently with SCT Total Compensation and CAP), the value of dividends and dividend equivalents paid on
	Realized Pay vs Compensation Actually Paid
	CEO SCT Total Compensation	CEO Realized Pay	CEO CAP	Average Other NEO SCT Total Compensation	Average Realized Pay for Other NEOs	Average CAP for Other NEOs
2023	$7,971,534	$10,928,222	$6,290,205	$2,793,088	$3,709,937	$2,342,056
2022	8,288,592	10,999,707	12,188,182	2,867,320	3,654,120	3,908,786
2021	8,359,959	7,297,358	20,628,728	2,481,650	2,521,634	6,116,075
2020	5,093,326	4,778,858	2,158,553	1,882,520	1,755,894	915,570

Company Selected Measure Name	NareitFFO PerDilutedShare
Named Executive Officers, Footnote
(1)
For each year shown, the CEO was James M. Taylor, Jr. and the other NEOs were Brian T. Finnegan, Mark T. Horgan, Steven F. Siegel and Angela M. Aman.

(2)
The values reflected in this column represent the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 64. See the footnotes to the SCT for further detail regarding the amounts in this column.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative TSR of the Company and the FTSE Nareit Equity Shopping Centers Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022 and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 7,971,534	$ 8,288,592	$ 8,359,959	$ 5,093,326
PEO Actually Paid Compensation Amount	$ 6,290,205	12,188,182	20,628,728	2,158,553
Adjustment To PEO Compensation, Footnote
(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

	Reconciliation of Summary Compensation Total vs Compensation Actually Paid (CEO)
	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards as of 12/31	Plus Annual Change in Value of Prior Year Awards that Remain Unvested	Plus Change in Value of Prior Year Awards that Vest During Year	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
2023	$7,971,534	$4,401,670	$3,454,257	$(1,597,500)	$98,294	$765,290	$6,290,205
2022	8,288,592	4,724,860	4,827,817	3,123,784	(28,833)	701,683	12,188,182
2021	8,359,959	5,114,953	10,805,253	5,970,453	78,508	529,508	20,628,728
2020	5,093,326	2,945,001	3,076,057	(3,234,097)	(101,676)	269,943	2,158,553

Non-PEO NEO Average Total Compensation Amount	$ 2,793,088	2,867,320	2,481,650	1,882,520
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,342,056	3,908,786	6,116,075	915,570
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
	Reconciliation of Summary Compensation Total vs Compensation Actually Paid (other NEOs)
	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards as of 12/31	Plus Annual Change in Value of Prior Year Awards that Remain Unvested	Plus Change in Value of Prior Year Awards that Vest During Year	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
2023	$2,793,088	$1,403,027	$1,101,041	$(423,096)	$32,968	$241,082	$2,342,056
2022	2,867,320	1,506,022	1,538,830	803,999	(9,551)	214,211	3,908,786
2021	2,481,650	1,315,915	2,779,855	1,939,412	51,365	179,710	6,116,075
2020	1,882,520	987,797	1,031,752	(1,026,677)	(86,532)	102,303	915,570

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our named executive officers is described above in the section “—Company Performance Versus Metrics for Annual Bonus Program.”
Significant Financial Performance Measures
Nareit FFO Per Diluted Share
Same Property Net Operating Income Growth
Relative TSR (against the FTSE Nareit Equity Shopping Centers Index)

Total Shareholder Return Amount	$ 129.33	120.07	128.91	80.45
Peer Group Total Shareholder Return Amount	117.03	104.46	119.43	72.36
Net Income (Loss)	$ 305,087,000	$ 354,193,000	$ 270,187,000	$ 121,173,000
Company Selected Measure Amount | $ / shares	2.04	1.95	1.75	1.47
PEO Name	James M. Taylor
Chief Executive Officer Realized Pay	$ 10,928,222	$ 10,999,707	$ 7,297,358	$ 4,778,858
NEO Average Realized Pay	$ 3,709,937	3,654,120	2,521,634	1,755,894
Measure:: 1
Pay vs Performance Disclosure
Name	Nareit FFO Per Diluted Share
Measure:: 2
Pay vs Performance Disclosure
Name	Same Property Net Operating Income Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR (against the FTSE Nareit Equity Shopping Centers Index)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,401,670)	(4,724,860)	(5,114,953)	(2,945,001)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,454,257	4,827,817	10,805,253	3,076,057
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,597,500)	3,123,784	5,970,453	(3,234,097)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,294	(28,833)	78,508	(101,676)
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	765,290	701,683	529,508	269,943
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,403,027)	(1,506,022)	(1,315,915)	(987,797)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,101,041	1,538,830	2,779,855	1,031,752
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(423,096)	803,999	1,939,412	(1,026,677)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,968	(9,551)	51,365	(86,532)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 241,082	$ 214,211	$ 179,710	$ 102,303